Goodwill and Intangible Assets - Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 544,796	$ 627,436
Additions	11,077	19,632
Additions from acquisitions	58,000	17,247
Amortization	(93,755)	(93,714)	$ (104,400)
Disposals	0	(35)
Impairments	0	(12,829)
Foreign currency translation adjustments	6,703	(12,941)
Balance at end of year	526,821	544,796	627,436
Goodwill [Roll Forward]
Balance at beginning of year	2,352,569	2,350,763
Business combinations	95,136	42,201
Purchase adjustments	(4,350)	(303)
Foreign currency translation adjustments	32,377	(40,092)
Balance at end of year	$ 2,475,732	$ 2,352,569	$ 2,350,763